UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: July 31, 2005

SMITH BARNEY TRUST II
SMITH BARNEY SHORT DURATION

MUNICIPAL INCOME FUND

FORM N-Q
JULY 31, 2005

ITEM 1.          SCHEDULE OF INVESTMENTS

SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited)	July 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

MUNICIPAL BONDS — 98.3%
Arizona — 1.8%
$2,185,000	AAA	Arizona State Transportation Board Revenue, Grant Anticipation Notes,
		Series A, AMBAC-Insured, 4.000% due 7/1/08	$2,242,968

California — 7.5%
3,000,000	BBB+	California PCFA Solid Waste Disposal Revenue, Republic Services, Inc.
		Project, 2.850%, 12/1/05 (a) (b)	2,993,700
6,500,000	AAA	Sacramento County, CA, Sanitation District Finance Authority Revenue,
		Subordinated Lien, Regional County B-4, AMBAC-Insured, 2.950%,
		6/6/06 (c) (d)	6,500,000

		Total California	9,493,700

Colorado — 7.0%
5,315,000	AAA	Adams & Arapahoe County, CO, Joint School District, GO, FSA-Insured,
		5.000% due 12/1/07 (c)	5,552,049
1,500,000	A	Denver, CO, City & County Airport Revenue, Series A, 14.000% due
		11/15/08 (a)	1,842,615
1,515,000	AAA	Larimer County, CO, Sales & Use Tax Revenue, Fairgrounds & Events
		Center Project, MBIA-Insured, 4.000% due 12/15/06	1,538,968

		Total Colorado	8,933,632

Connecticut — 4.5%
4,900,000	AAA	Connecticut State Airport Revenue, Bradley International Airport,
		FGIC-Insured, 5.000% due 10/1/07 (e)	5,095,020
600,000	AAA	New Haven, CT, GO, Series A, FGIC-Insured, 4.000% due 11/1/07	615,012

		Total Connecticut	5,710,032

Florida — 4.4%
345,000	AAA	Clearwater, FL, Housing Authority Revenue, Affordable Housing Acquisition
		Program, FSA-Insured, 4.950% due 6/1/07	355,336
1,000,000	AAA	Miami-Dade County, FL, School Board, COP, Series C, MBIA-Insured,
		5.000% due 8/1/07	1,040,010
4,000,000	AA	Orlando, FL, Utilities Commission Water & Electric Revenue, 5.000%,
		10/1/08 (b)	4,213,440

		Total Florida	5,608,786

Illinois — 4.9%
6,000,000	AAA	Illinois State Unemployment Insurance Fund Building Receipts Revenue,
		Series A, FSA-Insured, 5.000% due 12/15/07 (c)	6,242,640

Iowa — 0.8%
1,060,000	Aaa(f)	Ames, IA, Hospital Revenue, Refunding, Mary Greeley Medical Center,
		AMBAC-Insured, 3.000% due 6/15/09	1,042,849

Kentucky — 1.4%
1,750,000	AAA	Louisville & Jefferson County, KY, Regional Airport Authority Systems
		Revenue, Series C, FSA-Insured, 5.250% due 7/1/08 (a)(e)	1,837,973

Massachusetts — 1.3%
400,000	AA	Massachusetts Bay Transportation Authority, General Transportation System
		Revenue, Series A, 5.600% due 3/1/08	424,580
1,200,000	AA	Massachusetts State, GO, Series A, 5.375% due 8/1/08	1,275,732

		Total Massachusetts	1,700,312

Michigan — 4.9%
6,000,000	A	Michigan State Hospital Finance Authority Revenue, Oakwood Obligation
		Group, 5.000% due 11/1/08 (c)	6,265,980

Missouri — 2.5%
2,500,000	AA+	Missouri State Regional Convention & Sports Complex Authority Revenue,
		Convention & Sports Facilities Project A-1, 5.000% due 8/15/07	2,603,925

See Notes to Schedule of Investments

SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Missouri (continued)
$ 600,000	AAA	St. Louis, MO, Municipal Finance Corporation Leasehold Revenue,
		Convention Center Project, AMBAC-Insured, 4.000% due 7/15/07	$ 612,762

		Total Missouri	3,216,687

Nevada — 0.1%
150,000	AAA	Clark County, NV, GO, Series A, FGIC-Insured, 5.000% due 6/1/07	155,400

New Jersey — 2.5%
1,000,000	Aaa(f)	Essex County, NJ, Improvement Authority Revenue, Guaranteed Lease,
		County Correctional Facility Project, Series A, FGIC-Insured, 5.000% due
		10/1/07	1,044,290
500,000	BBB	New Jersey EDA Revenue, Cigarette Tax, 5.000% due 6/15/07	514,420
1,500,000	Aaa(f)	Perth Amboy, NJ, GO, General Improvement, FSA-Insured, 5.100% due
		9/1/07	1,565,115

		Total New Jersey	3,123,825

New York — 18.2%
1,210,000	A-	Long Island Power Authority New York Electric Systems Revenue, Series A,
		5.000% due 6/1/07	1,250,499
700,000	AAA	Montgomery, Otsego, Schoharie Counties, NY, Solid Waste Management
		Authority Revenue, MBIA-Insured, 3.500% due 1/1/08	708,722
		New York City, NY, GO, Series J:
375,000	A+	5.000% due 6/1/09 (g)	400,654
1,875,000	A+	Unrefunded Balance, 5.000% due 6/1/09	1,985,887
1,050,000	AAA	New York City, NY, Housing Development Corp. Revenue, Capital Funding
		Program, New York City Housing Authority Program, Series A,
		FGIC-Insured, 4.000% due 7/1/07	1,071,893
		New York State Dormitory Authority Revenue:
2,000,000	A+	Court Facilities, Series A, 5.000% due 5/15/08 (g)	2,108,700
		Fashion Institute of Technology Student Housing Corp., FGIC-Insured:
1,470,000	AAA	4.000% due 7/1/08	1,510,234
1,650,000	AAA	5.000% due 7/1/09	1,761,457
		Hospital Insured Mortgage, Series A, FSA-Insured:
3,000,000	AAA	5.000% due 2/15/07	3,092,880
1,000,000	AAA	5.000% due 8/15/07	1,039,760
3,000,000	AA-	New York State Power Authority GO, 2.150%, 9/1/05 (b)	2,999,100
5,000,000	AA-	Tobacco Settlement Finance Corp., Series B-1, 5.000% due 6/1/07 (c)	5,167,350

		Total New York	23,097,136

North Carolina — 0.6%
		Rutherford County, NC, COP, Rutherford County Schools Project,
		AMBAC-Insured:
400,000	AAA	2.375% due 3/1/07	396,128
425,000	AAA	2.750% due 3/1/08	422,586

		Total North Carolina	818,714

Ohio — 4.0%
		Midview, OH, Local School District, COP, School Building Facilities Project:
420,000	A	4.000% due 11/1/06	423,436
435,000	A	4.500% due 11/1/07	444,196
455,000	A	4.500% due 11/1/08	463,540
3,495,000	AA	Ohio State Building Authority Revenue, State Facilities, Vern Riffe Center,
		Series A, 5.000% due 10/1/08	3,700,925

		Total Ohio	5,032,097

Pennsylvania — 1.4%
1,750,000	AAA	Greene County, PA, IDA, West Pennsylvania Power Co., Series B,
		MBIA-Insured, 4.750% due 2/1/07	1,796,235

See Notes to Schedule of Investments

2

SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Puerto Rico — 5.6%
$ 1,000,000	A	Puerto Rico Commonwealth Highway & Transportation Authority Highway
		Revenue, Series AA, 5.000% due 7/1/07	$ 1,035,150
		Puerto Rico Commonwealth, GO, Public Improvement, Series C (b):
1,500,000	BBB	5.000%, 7/1/08	1,565,100
3,000,000	BBB	6.000%, 7/1/08	3,212,640
1,200,000	AAA	FSA-Insured, 5.500%, 7/1/08	1,279,548

		Total Puerto Rico	7,092,438

Texas — 14.4%
7,385,000	AAA	Cypress-Fairbanks, TX, ISD, GO, PSFG, 5.000%, 2/15/16 (b)(c)	7,751,000
4,000,000	AAA	Northside, TX, ISD, GO, Series B, PSF-Guaranteed, SPA-Dexia Credit Local,
		1.750%, 8/1/05 (b)	4,000,000
680,000	AAA	San Angelo, TX, GO, Certificates of Obligation, MBIA-Insured, 6.250% due
		2/15/07	713,912
3,000,000	AAA	San Antonio, TX, Hotel Occupancy Tax Subordinated Lien Revenue, Series
		B, AMBAC-Insured, 5.000%, 8/15/08 (b)	3,143,370
1,080,000	AAA	Texas Municipal Power Agency Subordinated Lien Revenue, FGIC-Insured,
		5.000% due 9/1/07	1,124,053
1,445,000	AAA	Waco, TX, Health Facilities Development Corp. Revenue, Hillcrest Health
		Systems, MBIA-Insured, 5.000% due 9/1/07	1,500,098

		Total Texas	18,232,433

Virginia — 4.9%
1,000,000	BBB+	Peninsula Ports Authority, Coal Terminal Revenue, Dominion Terminal
		Associates Project, 3.300%, 9/30/08 (b)	993,740
5,000,000	BBB+	York County, VA, IDA, PCR, Virginia Electrical & Power Co., 5.500% due
		7/1/09 (c)	5,199,250

		Total Virginia	6,192,990

Washington — 5.1%
		Clark County, WA, Public Utilities District Number 1:
1,000,000	AAA	Electric Revenue, MBIA-Insured, 5.000% due 1/1/08	1,045,450
2,145,000	AAA	Generating Systems Revenue, MBIA-Insured, 5.000% due 1/1/08	2,242,490
3,000,000	AAA	Washington State Public Power Supply Revenue, Nuclear Project Number 1,
		Series A, MBIA-Insured, 5.750% due 7/1/10	3,134,130

		Total Washington	6,422,070

Wisconsin — 0.5%
600,000	BBB	Badger, WI, Tobacco Asset Securitization Corp. Revenue, 5.500% due 6/1/06	612,000

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $126,159,104)	124,870,897

SHORT-TERM INVESTMENTS — 2.0% (h)
Illinois — 0.1%
100,000	A-1+	Illinois Finance Authority Revenue, Northwestern Memorial Hospital, Series
		B-2, SPA-UBS AG, 2.280%, 8/1/05	100,000

Michigan — 1.3%
500,000	A-1+	Michigan State University Revenues, Series A, 2.300%, 8/1/05	500,000
1,200,000	A-1+	University of Michigan Revenues, Medical Service Plan, Series 98-A1,
		2.330%, 8/1/05	1,200,000

		Total Michigan	1,700,000

See Notes to Schedule of Investments

SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Texas — 0.6%
$ 800,000	A-1+	Harris County, TX, Health Facilities Development Corp. Revenue, St. Luke's
		Episcopal Hospital, Series B, 2.330%, 8/1/05	$800,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $2,600,000)	2,600,000

		TOTAL INVESTMENTS — 100.3% (Cost — $128,759,104#)	127,470,897
		Liabilities in Excess of Other Assets — (0.3)%	(416,199)

		TOTAL NET ASSETS — 100.0%	$127,054,698

‡ All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(b)	Security with a “Put” feature and with resetting interest rates. The date shown is the date of the next interest rate reset date.

(c)	All or a portion of this security is segregated for open futures contracts.

(d)	Floating rate security with tender option and resetting interest rates at each auction. The tender option represents the Fund's ability to sell the security at each auction. The maturity date shown is the next auction date.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Rating by Moody's Investors Service.

(g)	Bonds are escrowed to maturity by U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
COP - Certificate of Participation
EDA - Economic Development Authority
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance
GO - General Obligation
IDA - Industrial Development Authority
ISD - Independent School District
MBIA - Municipal Bond Investors Assurance Corporation
PCFA - Pollution Control Finance Authority
PCR - Pollution Control Revenue
PSF - Permanent School Fund
PSFG - Permanent School Fund Guaranty
SPA - Standby Bond Purchase Agreement

Summary of Investments by Industry* (unaudited)
General Obligation	26.0%
Utilities	16.1
Hospitals	11.8
Miscellaneous	11.1
Transportation	9.8
Solid Waste	8.4
Education	7.1
Tobacco	4.5
Tax Allocation	3.7
Multi-Family Housing	1.1
Industrial Development	0.4

100.0%

* As a percentage of total investments.

See Notes to Schedule of Investments

Bond Ratings
(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from
“Aa” to “Ca,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings
(unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Short Duration Municipal Income Fund (the “Fund”), is a separate diversified investment fund of Smith Barney Trust II (the"Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to the extent permitted by its investment policies and objectives. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$46,072
Gross unrealized depreciation	(1,334,279)

Net unrealized depreciation	$(1,288,207)

At July 31, 2005, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Sell:
U.S. Treasury 5 Year Notes	395	9/05	$42,980,937	$42,345,234	$635,703

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2005

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	September 29, 2005